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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RNK Capital LLC
                  527 Madison Avenue, 7th Floor
                  New York, NY 10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Eric Salzman
Title:            CFO
Phone:            212-419-3964

Signature, Place, and Date of Signing:

 /s/ Eric Salzman                    New York, NY            September 26, 2008
---------------------------     -----------------------    ---------------------
        [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                           0
                                                            ------------------

Form 13F Information Table Entry Total:                                     79
                                                            ------------------

Form 13F Information Table Value Total:                               $270,743
                                                            ------------------
                                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.                        Name
         ----------                 -------------------------

         NONE

                                                            RNK Capital LLC
                                                      Form 13F Information Table
                                                    Quarter ended December 31, 2007

                                                                                      Investment Discretion         Voting Authority
                                                    Fair Market
                                                        Value    Shares or
                            Title of        Cusip      (in      Principal SH/  Put/       Shared  Shared Other
Issuer                       Class          Number  thousands)    Amount  PRN  Call Sole  Defined Other  Managers   Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
ALLETE INC                   COM NEW       018522300   $11,829   110,000  SH        Sole                          110,000
------------------------------------------------------------------------------------------------------------------------------------

AMEREN CORPORATION           COM           023608102   $3,930     40,000  SH        Sole                           40,000
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN ELECTRIC POWER
INC                          COM           025537101   $7,700    140,000  SH        Sole                          140,000
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN STATES WATER CO     COM           029899101   $1,409     26,400  SH        Sole                           26,400
------------------------------------------------------------------------------------------------------------------------------------

AMERON INTERNATIONAL CORP    COM           030710107   $1,033     21,000  SH        Sole                           21,000
------------------------------------------------------------------------------------------------------------------------------------

APACHE CORP.                 COM           037411105   $529        9,500  SH        Sole                            9,500
------------------------------------------------------------------------------------------------------------------------------------

AQUA AMERICA INC             COM           03836W103   $2,204     70,000  SH        Sole                           70,000
------------------------------------------------------------------------------------------------------------------------------------

ARCH CHEMICAL INC            COM           03937R102   $1,435     37,500  SH        Sole                           37,500
------------------------------------------------------------------------------------------------------------------------------------

ARCHER DANIELS MIDLAND CO    COM           039483102   $1,616     75,000  SH        Sole                           75,000
------------------------------------------------------------------------------------------------------------------------------------

AVENTINE RENEWABLE ENERGY
HLDGS, INC.                  COM           05356X403   $7,692    209,300  SH        Sole                          209,300
------------------------------------------------------------------------------------------------------------------------------------

AVISTA CORP                  COM           05379B107   $17,811   450,000  SH        Sole                          450,000
------------------------------------------------------------------------------------------------------------------------------------

BAKER HUGHES INC             COM           057224107   $121       10,000  SH   Put  Sole                           10,000
------------------------------------------------------------------------------------------------------------------------------------

CABOT OIL & GAS CORPORATION  COM           127097103   $3,272     40,000  SH        Sole                           40,000
------------------------------------------------------------------------------------------------------------------------------------

CADIZ INC                    COM NEW       127537207   $1,056     61,000  SH        Sole                           61,000
------------------------------------------------------------------------------------------------------------------------------------

CALIFORNIA WATER SERVICE
GROUP                        COM           130788102   $1,345     55,000  SH        Sole                           55,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                      Investment Discretion         Voting Authority
                                                    Fair Market
                                                        Value    Shares or
                            Title of        Cusip      (in      Principal SH/  Put/       Shared  Shared Other
Issuer                       Class          Number  thousands)    Amount  PRN  Call Sole  Defined Other  Managers   Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
CASELLA WASTE SYSTEMS INC    CL A          147448104   $1,623     30,000  SH        Sole                           30,000
------------------------------------------------------------------------------------------------------------------------------------

CENTERPOINT ENERGY, INC.     COM           15189T107   $3,850     50,000  SH        Sole                           50,000
------------------------------------------------------------------------------------------------------------------------------------

CHEMTURA CORP                COM           163893100   $4,179     90,000  SH        Sole                           90,000
------------------------------------------------------------------------------------------------------------------------------------

CHESAPEAKE ENERGY CORP       COM           165167107   $1,573     40,000  SH   Put  Sole                           40,000
------------------------------------------------------------------------------------------------------------------------------------

CMS ENERGY CORPORATION       COM           125896100   $4,037    100,000  SH        Sole                          100,000
------------------------------------------------------------------------------------------------------------------------------------

COMVERGE, INC.               COM           205859101   $672       20,000  SH        Sole                           20,000
------------------------------------------------------------------------------------------------------------------------------------

CONSOL ENERGY INC.           COM           20854P109   $2,400     30,000  SH        Sole                           30,000
------------------------------------------------------------------------------------------------------------------------------------

CONSOLIDATED WATER CO INC    ORD           G23773107   $1,795    125,500  SH        Sole                          125,500
------------------------------------------------------------------------------------------------------------------------------------

CONTINENTAL RESOURCES, INC   COM           212015101   $896      125,500  SH        Sole                          125,500
------------------------------------------------------------------------------------------------------------------------------------

CRANE CO                     COM           224399105   $476       50,000  SH        Sole                           50,000
------------------------------------------------------------------------------------------------------------------------------------

CVR ENERGY, INC.             COM           12662P108   $1,045     40,000  SH        Sole                           40,000
------------------------------------------------------------------------------------------------------------------------------------

DEVON ENERGY CORPORATION
(NEW)                        COM           25179M103   $262       10,000  SH        Sole                           10,000
------------------------------------------------------------------------------------------------------------------------------------

DIAMOND OFFSHORE DRILLING,
INC                          COM           25271C102   $883       28,000  SH        Sole                           28,000
------------------------------------------------------------------------------------------------------------------------------------

DTE ENERGY COMPANY           COM           233331107   $9,562     80,000  SH        Sole                           80,000
------------------------------------------------------------------------------------------------------------------------------------

DYNEGY INC.  DEL             CL A          26817G102   $4,250     50,000  SH        Sole                           50,000
------------------------------------------------------------------------------------------------------------------------------------

EDISON INTERNATIONAL         COM           281020107   $1,696     80,000  SH        Sole                           80,000
------------------------------------------------------------------------------------------------------------------------------------

EL PASO CORP                 COM           28336L109   $815       15,000  SH        Sole                           15,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                      Investment Discretion         Voting Authority
                                                    Fair Market
                                                        Value    Shares or
                            Title of        Cusip      (in      Principal SH/  Put/       Shared  Shared Other
Issuer                       Class          Number  thousands)    Amount  PRN  Call Sole  Defined Other  Managers   Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
                             DEPOSITARY
ENERGYSOLUTIONS, INC.        SH            292756202   $1,373     32,000  SH        Sole                           32,000
------------------------------------------------------------------------------------------------------------------------------------

ENERNOC, INC.                COM           292764107   $1,816     27,500  SH        Sole                           27,500
------------------------------------------------------------------------------------------------------------------------------------

ENTERGY CORPORATION  NEW     COM           29364G103   $4,034     40,000  SH        Sole                           40,000
------------------------------------------------------------------------------------------------------------------------------------

EOG RES INC                  COM           26875P101   $3,559     40,000  SH   Put  Sole                           40,000
------------------------------------------------------------------------------------------------------------------------------------

EXTERRAN HOLDINGS, INC.      COM           30225X103   $2,625     15,000  SH        Sole                           15,000
------------------------------------------------------------------------------------------------------------------------------------

FPL GROUP INC                COM           302571104   $1,734     50,000  SH        Sole                           50,000
------------------------------------------------------------------------------------------------------------------------------------

FRANKLIN ELECTRIC INC        COM           353514102   $550       11,000  SH        Sole                           11,000
------------------------------------------------------------------------------------------------------------------------------------

GENERAL MARITIME CORP        SHS           Y2692M103   $1,445     40,000  SH        Sole                           40,000
------------------------------------------------------------------------------------------------------------------------------------

GULFPORT ENERGY CORP         COM NEW       402635304   $25,341   275,000  SH        Sole                          275,000
------------------------------------------------------------------------------------------------------------------------------------

HALLIBURTON COMPANY          COM           406216101   $2,861     40,000  SH        Sole                           40,000
------------------------------------------------------------------------------------------------------------------------------------

HELIX ENERGY SOLUTNS GROUP
INC                          COM           42330P107   $625       10,000  SH        Sole                           10,000
------------------------------------------------------------------------------------------------------------------------------------

HESS CORPORATION             COM           42809H107   $279        6,500  SH        Sole                            6,500
------------------------------------------------------------------------------------------------------------------------------------

IDACORP INC                  COM           451107106   $3,267    188,000  SH        Sole                          188,000
------------------------------------------------------------------------------------------------------------------------------------

IDEX CORPORATION             COM           45167R104   $843       20,000  SH        Sole                           20,000
------------------------------------------------------------------------------------------------------------------------------------

INTEGRYS ENERGY GROUP, INC.  COM           45822P105   $1,465     85,000  SH        Sole                           85,000
------------------------------------------------------------------------------------------------------------------------------------

ITRON INC                    COM           465741106   $312       40,000  SH        Sole                           40,000
------------------------------------------------------------------------------------------------------------------------------------

ITT CORPORATION              COM           450911102   $1,228     25,000  SH        Sole                           25,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                      Investment Discretion         Voting Authority
                                                    Fair Market
                                                        Value    Shares or
                            Title of        Cusip      (in      Principal SH/  Put/       Shared  Shared Other
Issuer                       Class          Number  thousands)    Amount  PRN  Call Sole  Defined Other  Managers   Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
LAYNE CHRISTENSEN COMPANY    COM           521050104   $725       30,000  SH        Sole                           30,000
------------------------------------------------------------------------------------------------------------------------------------

MUELLER WATER PRODUCTS,
INC.                         COM SER A     624758108   $1,799    105,000  SH        Sole                          105,000
------------------------------------------------------------------------------------------------------------------------------------

NABORS INDUSTRIES LTD.       SHS           G6359F103   $865       15,000  SH        Sole                           15,000
------------------------------------------------------------------------------------------------------------------------------------

NALCO HOLDING COMPANY        COM           62985Q101   $1,881    103,000  SH        Sole                          103,000
------------------------------------------------------------------------------------------------------------------------------------

OCCIDENTAL PETROLEUM CORP    COM           674599105   $302        4,400  SH        Sole                            4,400
------------------------------------------------------------------------------------------------------------------------------------

OIL SVC HOLDRS TR            DEPOSTRY RCPT 678002106   $5,619     30,000  SH   Put  Sole                           30,000
------------------------------------------------------------------------------------------------------------------------------------

PALL CORP                    COM           696429307   $833       30,000  SH        Sole                           30,000
------------------------------------------------------------------------------------------------------------------------------------

PERINI CORPORATION           COM           713839108   $1,770     46,700  SH        Sole                           46,700
------------------------------------------------------------------------------------------------------------------------------------

PETROHAWK ENERGY
CORPORATION                  COM           716495106   $1,036     25,000  SH        Sole                           25,000
------------------------------------------------------------------------------------------------------------------------------------

PETROQUEST ENERGY, INC.      COM           716748108   $877       32,500  SH        Sole                           32,500
------------------------------------------------------------------------------------------------------------------------------------

PICO HOLDINGS INC            COM NEW       693366205   $15,478   109,000  SH        Sole                          109,000
------------------------------------------------------------------------------------------------------------------------------------

PNM RESOURCES INC            COM           69349H107   $23,408   431,800  SH        Sole                          431,800
------------------------------------------------------------------------------------------------------------------------------------

PORTLAND GENERAL ELECTRIC
CO                           COM NEW       736508847   $7,333    157,500  SH        Sole                          157,500
------------------------------------------------------------------------------------------------------------------------------------

PPL CORP                     COM           69351T106   $3,425     66,500  SH        Sole                           66,500
------------------------------------------------------------------------------------------------------------------------------------

PUBLIC-SVC ENTERPRISE GROUP
HOLDING CO                   COM           744573106   $751       35,000  SH        Sole                           35,000
------------------------------------------------------------------------------------------------------------------------------------

QUANTA SERVICES INC          COM           74762E102   $3,045    145,000  SH        Sole                          145,000
------------------------------------------------------------------------------------------------------------------------------------

QUESTAR CORPORATION          COM           748356102   $1,693     42,000  SH        Sole                           42,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                      Investment Discretion         Voting Authority
                                                    Fair Market
                                                        Value    Shares or
                            Title of        Cusip      (in      Principal SH/  Put/       Shared  Shared Other
Issuer                       Class          Number  thousands)    Amount  PRN  Call Sole  Defined Other  Managers   Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
ROPER INDS INC (NEW)         COM           776696106   $3,556     40,000  SH        Sole                           40,000
------------------------------------------------------------------------------------------------------------------------------------

SCANA CORP                   COM           80589M102   $10,167   150,000  SH        Sole                          150,000
------------------------------------------------------------------------------------------------------------------------------------

SJW CORP                     COM           784305104   $1,301     47,500  SH        Sole                           47,500
------------------------------------------------------------------------------------------------------------------------------------

SOUTHWESTERN ENERGY CO.      COM           845467109   $202        9,400  SH        Sole                            9,400
------------------------------------------------------------------------------------------------------------------------------------

SOUTHWESTERN ENERGY CO       COM           845467109   $5,572    100,000  SH   Put  Sole                          100,000
------------------------------------------------------------------------------------------------------------------------------------

TETRA TECH INC (NEW)         COM           88162G103   $4,045    109,264  SH        Sole                          109,264
------------------------------------------------------------------------------------------------------------------------------------

TXCO RESOURCES INC           COM           87311M102   $1,409     40,000  SH        Sole                           40,000
------------------------------------------------------------------------------------------------------------------------------------

UNISOURCE ENERGY CORP HLD
CO                           COM           909205106   $13,376   355,000  SH        Sole                          355,000
------------------------------------------------------------------------------------------------------------------------------------

URS CORPORATION              COM           903236107   $563       15,000  SH        Sole                           15,000
------------------------------------------------------------------------------------------------------------------------------------

WEATHERFORD INTERNATIONAL,
LTD                          COM           G95089101   $1,871     75,000  SH        Sole                           75,000
------------------------------------------------------------------------------------------------------------------------------------

WHITING PETROLEUM
CORPORATION                  COM           966387102   $185        3,600  SH        Sole                            3,600
------------------------------------------------------------------------------------------------------------------------------------

XTO ENERGY INC.              COM           98385X106   $888       35,250  SH        Sole                           35,250
------------------------------------------------------------------------------------------------------------------------------------

ZOLTEK COS INC               COM           98975W104   $415       10,000  SH        Sole                           10,000
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                                $270,743
(in thousands)

